28-Feb-2014
Principal
Payment
0.00
63,480,749.41
0.00
0.00
63,480,749.41
Interest per
Note
Factor
Collection Period No. 11
Collection Period (from... to) 1-Feb-2014 28-Feb-2014
Mercedes-Benz Auto Lease Trust 2013-A
Investor Report
Collection Period Ended
Determination Date
13-Mar-2014
Record Date 14-Mar-2014
Payment Date 17-Mar-2014
Interest Period of the Class A-1 Notes (from... to) 18-Feb-2014 17-Mar-2014 Actual/360 Days 27
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Feb-2014 15-Mar-2014 30/360 Days 30
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 478,850,000.00 0.00 0.00 0.000000
Class A-2 Notes 796,000,000.00 729,496,205.61 666,015,456.20 79.749685
Class A-3 Notes 590,000,000.00 590,000,000.00 590,000,000.00 0.000000
Class A-4 Notes 154,350,000.00 154,350,000.00 154,350,000.00 0.000000
Total Note Balance
2,019,200,000.00
1,473,846,205.61
1,410,365,456.20
Overcollateralization 380,319,126.59 449,909,836.24 449,909,836.24
Total Securitization Value
2,399,519,126.59
1,923,756,041.85
1,860,275,292.44
present value of lease payments 880,763,921.95 455,270,970.23 420,293,858.07 present value of Base Residual Value 1,518,755,204.64 1,468,485,071.62 1,439,981,434.37
Amount Percentage
Interest Rate Interest Payment $1000 Face Amount Payment
Initial Overcollateralization Amount 380,319,126.59 15.85%
Target Overcollateralization Amount 449,909,836.24 18.75%
Class A-1 Notes
0.270000% 0.00 0.000000 0.00
Current Overcollateralization Amount 449,909,836.24 18.75%
Class A-2 Notes 0.490000% 297,877.62 0.374218 63,778,627.03 80.123903
Class A-3 Notes
0.590000% 290,083.33 0.491667 290,083.33 0.491667
Class A-4 Notes 0.720000% 92,610.00 0.600000 92,610.00 0.600000
Total
680,570.95
$64,161,320.36
Available Funds
Lease Payments Received
35,934,379.86
(1) Total Servicing Fee
Distributions
1,603,130.03
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations 9,528,935.45 (2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases) 28,901,176.66
Excess wear and tear included in Net Sales Proceeds
14,715.69
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds 201,878.39 (4) Priority Principal Distribution Amount
Amounts in USD
Dates
Summary
0.000000
0.836703
1.000000
1.000000
0.000000
Interest & Principal Interest & Principal
per $1000 Face Amount
0.00
0.00
680,570.95
0.00
Distribution Detail
Shortfall
Subtotal
74,364,491.97 (5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments 0.00 (6) Regular Principal Distribution Amount
8,600,645.12
74,365,095.51
Advances made by the Servicer 0.00 (7) Additional Servicing Fee and Transition Costs
Investment Earnings 603.54 (8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Funds
74,365,095.51
Amount Due
Total Available Collections
74,365,095.51
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount 0.00
Total Distribution
Total Servicing Fee 1,603,130.03 1,603,130.03 0.00
Total Trustee Fee
0.00 0.00 0.00
Monthly Interest Distributable Amount 680,570.95 680,570.95 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 297,877.62 297,877.62 0.00
thereof on Class A-3 Notes 290,083.33 290,083.33 0.00
thereof on Class A-4 Notes
92,610.00 92,610.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 680,570.95 680,570.95 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
Regular Principal Distribution Amount 63,480,749.41 63,480,749.41 0.00
Principal Distribution Amount 63,480,749.41 63,480,749.41 0.00
Reserve Fund
Reserve Fund Required Amount
11,997,595.63
Reserve Fund Amount - Beginning Balance
11,997,595.63
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 92.05 minus Net Investment Earnings 92.05
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 11,997,595.63
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 92.05
0.00
63,480,749.41
Notice to Investors
Pool Statistics
Net Investment Earnings on the Exchange Note
Collection Account
511.49
Investment Earnings for the Collection Period 603.54
Pool Data
Amount Number of Leases
Cutoff Date Securitization Value 2,399,519,126.59 57,098
Securitization Value beginning of Collection Period 1,923,756,041.85 52,373
Principal portion of lease payments 25,641,066.76
Terminations- Early 26,014,836.74
Terminations- Scheduled
8,829,828.49
Repurchase Payment (excluding interest) 0.00
Gross Losses 2,995,017.42
Securitization Value end of Collection Period 1,860,275,292.44 51,206
Pool Factor 77.53%
As of Cutoff Date Current
Weighted Average Securitization Rate 6.34% 6.33%
Weighted Average Remaining Term (months) 25.13 13.86
Weighted Average Seasoning (months) 9.42 20.81
Aggregate Base Residual Value 1,721,197,534.44 1,538,436,930.69
Cumulative Turn-in Ratio 77.69%
Proportion of base prepayment assumption realized life to date 112.95%
Actual lifetime prepayment speed
0.54%
Delinquency Profile *
Amount ** Number of Leases Percentage
Current 1,854,347,755.03 51,060 99.68%
31-60 Days Delinquent 4,491,748.98 110 0.24%
61-90 Days Delinquent 1,061,140.93 26 0.06%
91-120 Days Delinquent
374,647.50 10 0.02%
Total 1,860,275,292.44 51,206 100.00%
(123,763.66)
Cumulative Net Credit Loss / (Gain) 1,108,163.05
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP 1,108,824.24
Less Liquidation Proceeds
796,213.79
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.046%
Residual Loss
Current
Less Recoveries 436,374.11
Current Net Credit Loss / (Gain)
(739,862.33)
Cumulative Residual Loss / (Gain) (14,196,822.15)
Securitization Value of Liquidated Leases BOP 36,730,858.41
Less sales proceeds and other payments received during
Collection Period
37,470,720.74
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.592%)
Current Residual Loss / (Gain)